Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue Net By Major Source
Disaggregated
Revenue, net
by major source was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Electric motorcycles	$4,638	$1,165	$11,620	$5,357
Electric balance bikes, parts and accessories	7,017	5,572	25,214	16,914
Motorcycle parts and accessories	295	287	773	575
Apparel	3	3	8	87

Revenue, net	$11,953	$7,027	$37,615	$22,933

Disaggregated
Revenue, net
by major source was as follows for the years ended December 31, (in thousands):

	2021	2020	2019
Electric motorcycles	$8,706	$12,846	$11,712
Electric balance bikes	26,101	16,544	7,882
Parts and accessories	904	1,422	416
Apparel	95	51	178

Revenue, net	$35,806	$30,863	$20,188

Summary of Deferred Revenue Included In Accrued Liabilities on the Combined Balance Sheets	Deferred revenue, included in
Accrued liabilities
on the
Combined balance sheets
, was as follows
(in
thousands):

	September 25, 2022	September 26, 2021
Balance, beginning of period	$1,644	$149
Balance, end of period	221	1,791
Deferred revenue, included in
Accrued liabilities
on the
Combined balance sheets
, was as follows as of December 31, (in thousands):

	2021	2020
Balance, beginning of period	$149	$—
Balance, end of period	1,644	149